Vanguard Mid-Cap Growth Index Fund
Schedule of Investments (unaudited)
As of March 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (0.7%)
	CF Industries Holdings Inc.	1,502,038	40,855
	FMC Corp.	448,022	36,599
*	Axalta Coating Systems Ltd.	366,505	6,330
			83,784
Consumer Goods (7.0%)
*	Lululemon Athletica Inc.	809,066	153,359
	McCormick & Co. Inc. (Non-Voting)	854,471	120,660
	Church & Dwight Co. Inc.	1,697,013	108,914
*	Take-Two Interactive Software Inc.	783,822	92,969
*	NVR Inc.	24,291	62,406
	Lamb Weston Holdings Inc.	1,010,216	57,683
	Tiffany & Co.	394,056	51,030
*	WABCO Holdings Inc.	354,760	47,910
	Hormel Foods Corp.	922,761	43,038
	Fortune Brands Home & Security Inc.	961,753	41,596
*	LKQ Corp.	1,911,409	39,203
*	Under Armour Inc. Class A	1,306,238	12,031
*	Under Armour Inc. Class C	1,333,250	10,746
			841,545
Consumer Services (9.0%)
*	Chipotle Mexican Grill Inc. Class A	192,210	125,782
*	Dollar Tree Inc.	1,636,677	120,247
*	Copart Inc.	1,446,511	99,115
	Domino's Pizza Inc.	282,837	91,659
	Tractor Supply Co.	819,402	69,281
	FactSet Research Systems Inc.	262,608	68,457
*	Ulta Beauty Inc.	386,872	67,973
	Expedia Group Inc.	963,938	54,241
*	Roku Inc. Class A	601,427	52,613
*	Altice USA Inc. Class A	2,180,896	48,612
*	Live Nation Entertainment Inc.	959,821	43,634
	Wynn Resorts Ltd.	630,556	37,953
*	Lyft Inc. Class A	1,386,602	37,230
	Rollins Inc.	1,018,190	36,797
*	Burlington Stores Inc.	229,074	36,299
*	CarMax Inc.	568,147	30,583
*,1	Wayfair Inc. Class A	432,894	23,134
	Vail Resorts Inc.	139,796	20,649
*	Chewy Inc. Class A	297,019	11,135
*,1	Carvana Co. Class A	174,379	9,607
			1,085,001

		Shares	Market Value ($000)
Financials (19.0%)
	SBA Communications Corp. Class A	778,752	210,240
	Digital Realty Trust Inc.	1,443,569	200,526
	MSCI Inc. Class A	556,510	160,809
	IHS Markit Ltd.	2,634,706	158,082
	Realty Income Corp.	2,254,022	112,386
	Alexandria Real Estate Equities Inc.	796,411	109,156
	Essex Property Trust Inc.	456,992	100,648
	Equifax Inc.	837,287	100,014
	First Republic Bank	1,165,081	95,863
*	Markel Corp.	90,703	84,162
*	CBRE Group Inc. Class A	2,198,526	82,906
	MarketAxess Holdings Inc.	249,037	82,822
	Extra Space Storage Inc.	850,422	81,436
	Mid-America Apartment Communities Inc.	789,615	81,354
	Sun Communities Inc.	641,479	80,089
	Invitation Homes Inc.	3,726,449	79,634
	AvalonBay Communities Inc.	482,539	71,015
	Cboe Global Markets Inc.	767,268	68,479
*	SVB Financial Group	356,878	53,917
	Arthur J Gallagher & Co.	644,865	52,563
	Iron Mountain Inc.	1,985,549	47,256
	Regency Centers Corp.	1,158,330	44,515
	SEI Investments Co.	935,106	43,333
	Federal Realty Investment Trust	522,311	38,970
	E*TRADE Financial Corp.	782,663	26,861
	Vornado Realty Trust	592,975	21,472
	Interactive Brokers Group Inc. Class A	253,164	10,929
			2,299,437
Health Care (13.9%)
*	Centene Corp.	4,038,471	239,925
*	DexCom Inc.	633,055	170,463
	ResMed Inc.	994,623	146,498
*	IDEXX Laboratories Inc.	593,295	143,720
*	IQVIA Holdings Inc.	1,140,495	123,014
*	BioMarin Pharmaceutical Inc.	1,242,102	104,958
*	Seattle Genetics Inc.	829,478	95,705
	Cooper Cos. Inc.	342,821	94,505
	Teleflex Inc.	320,050	93,730
*	Incyte Corp.	1,265,815	92,696
*	Align Technology Inc.	490,257	85,280
*	Alnylam Pharmaceuticals Inc.	770,803	83,902
*	Varian Medical Systems Inc.	629,194	64,593
*	Exact Sciences Corp.	1,019,078	59,106
*	ABIOMED Inc.	296,524	43,043
*	Jazz Pharmaceuticals plc	371,803	37,084
*	PPD Inc.	471,078	8,390
			1,686,612
Industrials (21.6%)
	Verisk Analytics Inc. Class A	1,133,566	157,997
	Amphenol Corp. Class A	2,050,714	149,456
*	CoStar Group Inc.	253,385	148,790
	Waste Connections Inc.	1,823,798	141,344
	Fastenal Co.	3,966,448	123,952
*	Mettler-Toledo International Inc.	168,409	116,288
	AMETEK Inc.	1,580,688	113,841
	TransDigm Group Inc.	351,816	112,648

		Shares	Market Value ($000)
*	FleetCor Technologies Inc.	600,185	111,959
	Cintas Corp.	608,348	105,378
	Vulcan Materials Co.	914,913	98,875
	Old Dominion Freight Line Inc.	745,098	97,802
	Kansas City Southern	685,222	87,147
	TransUnion	1,301,955	86,163
	Martin Marietta Materials Inc.	431,905	81,729
*	Waters Corp.	445,362	81,078
	Xylem Inc.	1,244,670	81,065
	Expeditors International of Washington Inc.	1,178,801	78,650
	Broadridge Financial Solutions Inc.	792,541	75,157
	Ball Corp.	1,132,111	73,202
	Masco Corp.	1,979,980	68,448
*	Square Inc. Class A	1,200,387	62,876
	Westinghouse Air Brake Technologies Corp.	1,259,838	60,636
*	Trimble Inc.	1,722,884	54,839
	JB Hunt Transport Services Inc.	590,102	54,425
	Jack Henry & Associates Inc.	265,965	41,288
	HEICO Corp. Class A	552,149	35,282
*	IPG Photonics Corp.	238,256	26,275
	Cognex Corp.	562,619	23,754
	HEICO Corp.	282,345	21,066
	AO Smith Corp.	472,814	17,877
*	XPO Logistics Inc.	319,667	15,584
	Robert Half International Inc.	381,303	14,394
			2,619,265
Oil & Gas (2.3%)
	ONEOK Inc.	2,858,901	62,353
	Concho Resources Inc.	1,391,111	59,609
*	Cheniere Energy Inc.	1,586,432	53,145
	Hess Corp.	948,194	31,575
	Diamondback Energy Inc.	1,107,156	29,008
	Cabot Oil & Gas Corp.	1,413,684	24,301
	Targa Resources Corp.	1,616,549	11,170
[1]	Continental Resources Inc.	511,827	3,910
			275,071
Technology (25.8%)
*	Advanced Micro Devices Inc.	3,851,132	175,149
	KLA Corp.	1,091,430	156,882
*	Veeva Systems Inc. Class A	909,905	142,282
	Xilinx Inc.	1,739,286	135,560
*	ANSYS Inc.	582,294	135,366
*	Splunk Inc.	1,067,439	134,743
*	Synopsys Inc.	1,039,441	133,870
*	VeriSign Inc.	730,783	131,607
	Cerner Corp.	2,063,889	130,004
*	Cadence Design Systems Inc.	1,940,624	128,159
*	Twitter Inc.	5,100,799	125,276
	Citrix Systems Inc.	855,612	121,112
	Microchip Technology Inc.	1,652,747	112,056
*	Palo Alto Networks Inc.	643,603	105,525
	Skyworks Solutions Inc.	1,177,962	105,286
*	Fortinet Inc.	1,005,328	101,709
*	IAC/InterActiveCorp	544,822	97,648
*	Akamai Technologies Inc.	1,061,768	97,141
*	Okta Inc. Class A	737,115	90,120
*	Snap Inc. Class A	6,688,120	79,522

				Shares	Market Value ($000)
*		Twilio Inc. Class A		861,471	77,093
*		Arista Networks Inc.		370,147	74,973
*		Paycom Software Inc.		343,037	69,297
*		GoDaddy Inc. Class A		1,181,590	67,480
		SS&C Technologies Holdings Inc.		1,486,261	65,128
*		Gartner Inc.		587,936	58,541
*		Black Knight Inc.		982,941	57,069
*		RingCentral Inc. Class A		258,904	54,864
*		Slack Technologies Inc. Class A		1,616,115	43,376
*		Pinterest Inc. Class A		2,115,909	32,670
*		Dropbox Inc. Class A		1,491,804	27,002
*,1		Match Group Inc.		363,776	24,024
*		F5 Networks Inc.		210,660	22,463
*		Crowdstrike Holdings Inc. Class A		143,709	8,002
*		Datadog Inc. Class A		191,628	6,895
					3,127,894
Telecommunications (0.4%)
*,1		Zoom Video Communications Inc. Class A		314,844	46,005
Utilities (0.2%)
		NRG Energy Inc.		827,185	22,549
Total Common Stocks (Cost $11,504,619)					12,087,163
		Coupon
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund	0.943%		744,787	74,389
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[4]	United States Treasury Bill	1.542%	4/16/20	300	300
[4]	United States Treasury Bill	0.087%	9/24/20	1,775	1,774
					2,074
Total Temporary Cash Investments (Cost $76,537)					76,463
Total Investments (100.5%) (Cost $11,581,156)					12,163,626
Other Assets and Liabilities—Net (-0.5%)[3]					(66,256)
Net Assets (100.0%)					12,097,370
Cost rounded to $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $67,865,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $70,229,000 was received for securities on loan, of which $69,528,000 is held in Vanguard Market Liquidity Fund and $701,000 is held in cash.
4	Securities with a value of $1,700,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	8	1,028	(16)
E-mini S&P Mid-Cap 400 Index	June 2020	72	10,352	(708)
				(724)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary Cash Investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	12,087,163	—	—	12,087,163
Temporary Cash Investments	74,389	2,074	—	76,463
Total	12,161,552	2,074	—	12,163,626

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	191	—	—	191

1	Represents variation margin on the last day of the reporting period.